Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income before equity in net income of subsidiaries	$ 225.5	$ 113.3	$ 2,132.5
Adjustments to reconcile net income/(loss) after tax to net cash provided by/(used in) operating activities:
Revaluation of The Fidelis Partnership	0.0	0.0	(1,707.1)
Share compensation expense	7.9	7.8	27.6
Accretion, amortization and depreciation	(19.2)	(14.0)	0.3
Net realized and unrealized (gain)/loss on investments	(22.8)	28.6	(8.6)
Deferred tax expense/(benefit)	8.9	9.8	(86.5)
Net changes in assets and liabilities:
Accrued investment income	7.0	(8.1)	(16.3)
Premiums and other receivables	(495.6)	(572.7)	(321.3)
Amounts due from The Fidelis Partnership	38.6	(37.6)	(176.2)
Deferred reinsurance premiums	(19.3)	(360.8)	(237.7)
Reinsurance balances recoverable on paid losses	(146.6)	(103.1)	(22.5)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	85.7	(168.5)	(125.5)
Deferred policy acquisition costs	(207.1)	(91.3)	(270.6)
Other assets	(103.6)	(10.9)	34.6
Reserves for losses and loss adjustment expenses	(582.5)	728.0	383.9
Unearned premiums	733.3	502.0	530.9
Reinsurance balances payable	45.5	507.8	7.1
Amounts due to The Fidelis Partnership	59.7	56.8	334.0
Other liabilities	(23.7)	31.1	16.6
Net cash provided by/(used in) operating activities	(408.3)	618.2	495.2
Investing activities
Purchase of available-for-sale securities	(1,754.1)	(2,322.7)	(2,241.6)
Proceeds from maturities of available-for-sale securities	697.3	796.5	1,327.1
Proceeds from sales of available-for-sale securities	2,012.7	1,207.7	10.8
Purchase of other investments	(272.0)	(200.0)	0.0
Proceeds from sale of other investments	0.0	47.3	75.2
Purchase of fixed assets	(1.2)	(4.6)	(6.4)
Net cash provided by/(used in) investing activities	682.7	(475.8)	(834.9)
Financing activities
Dividends on common shares	(52.3)	(46.2)	0.0
Repurchase of common shares	(261.4)	(105.5)	0.0
Tax paid on withholding shares	(0.2)	(2.2)	(50.6)
Proceeds from issuance of debt, net of issuance costs	393.3	0.0	0.0
Repurchase of preferred securities	(59.6)	0.0	0.0
Proceeds from issuance of common shares, net of issuance costs	0.0	0.0	89.4
Non-controlling interest share transactions	0.0	0.0	(6.1)
Net cash used in disposal of subsidiary	0.0	0.0	(105.5)
Cumulative dividends on warrants	0.0	0.0	(34.1)
Net cash provided by/(used in) financing activities	19.8	(153.9)	(106.9)
Effect of exchange rate changes on foreign currency cash	6.8	(6.0)	2.8
Net increase/(decrease) in cash, restricted cash, and cash equivalents	301.0	(17.5)	(443.8)
Cash, restricted cash, and cash equivalents, beginning of year	946.6	964.1	1,407.9
Cash, restricted cash, and cash equivalents, end of year	1,247.6	946.6	964.1
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	$ 42.6	$ 29.6	$ 29.7